Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor

San Francisco, CA 94105

February 29, 2012

Via EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:       Wells Fargo Funds Trust (the “Trust”)

No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data relating to the Wells Fargo Advantage California Limited-Term Tax-Free Fund, Wells Fargo Advantage California Tax-Free Fund, Wells Fargo Advantage Colorado Tax-Free Fund, Wells Fargo Advantage Intermediate Tax/AMT-Free Fund, Wells Fargo Advantage Minnesota Tax-Free Fund, Wells Fargo Advantage Municipal Bond Fund, Wells Fargo Advantage North Carolina Tax-Free Fund, Wells Fargo Advantage Pennsylvania Tax-Free Fund, Wells Fargo Advantage Short-Term Municipal Bond Fund, Wells Fargo Advantage Strategic Municipal Bond Fund, and Wells Fargo Advantage Wisconsin Tax-Free Fund (the “Funds”). The interactive data relates to summary information that mirrors the Funds’ summary information in their prospectuses, as supplemented February 16, 2012 (SEC Accession No. 0001081400-12-000021). The 497(e) is being filed for the sole purpose of submitting the XBRL exhibit for the Funds.

If you have any questions, please contact Brian Montana, Esq. at (617) 210-3662.

 Very truly yours,

 /s/ Brian Montana

Brian Montana

Senior Counsel